COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) R in Millions, $ in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2020 USD ($)	Dec. 31, 2020 USD ($) MW	Dec. 31, 2020 ZAR (R)	Dec. 31, 2020 COP ($)	Dec. 31, 2017	Jun. 30, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Amount awarded in litigation	$ 231
Annual non-compounding interest rate	9.00%
Losses on litigation settlement, adjustment to initial ruling	$ 50
Borrowings		$ 12,822				$ 12,908
Subsidiaries [member] | Letters of Credit
Disclosure of contingent liabilities [line items]
Borrowings		687				$ 685
Brookfield Renewable | TerraForm Power
Disclosure of contingent liabilities [line items]
Ownership interest					51.00%
270 MW Solar Development Portfolio, Brazil
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments		$ 11	R 54
Wind power capacity (in MW) | MW		270
Ownership interest		25.00%	25.00%	25.00%
38 MW Solar Development Portfolio, Columbia
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments		$ 41		$ 153,000
Ownership interest		21.60%	21.60%	21.60%
Hydro power capacity (in MW) | MW		38